Income Taxes (Tables)	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
Schedule of Deferred Tax Recovery
($000s)	2024	2023

Deferred tax expense (recovery)	11,375	(8,695)
	11,375	(8,695)

Schedule of Tax Expense Recognized in Other Comprehensive Income or Directly in Equity
($000s)	2024	2023

Financing costs - recognized in statement of equity	(526)	(459)
Revaluation of the secured note liabilities - recognized in OCI	9,455	(22,780)
	8,929	(23,239)

Schedule of Canadian Federal and Provincial Statutory Income Tax Rates
($000s)	2024	2023
Earnings (loss) before income taxes	(19,872)	(37,961)
	26.89%	26.75%

Income tax calculated using statutory rates	(5,343)	(10,153)
Non-deductible/(non-taxable) items	5,361	(1,512)
Difference in foreign tax rates	28	(25)
Movement in tax benefits not recognized	4,900	(985)
Renouncement of flow-through expenditures	6,800	4,018
Other	(371)	(38)
Income tax (recovery) expense	11,375	(8,695)

Schedule of Deferred Income Tax Assets and Liabilities

The following table summarizes the significant components of deferred income tax assets and liabilities:

($000s)	December 31, 2024	December 31, 2023
Deferred income tax assets:
Property and equipment	2,032	1,253
Provision for reclamation liabilities	1,368	1,406
Financing costs	1,858	2,383
Non-capital loss carryforwards	53,561	46,571
Secured note liabilities	834	21,814
Restricted interest and financing expense	5,423	-
Deferred income tax liabilities:
Mineral interests	(85,380)	(73,427)
Net deferred income tax liabilities	(20,304)	-

Schedule of Not Recognized Deferred Tax Assets

The company has not recognized deferred income tax assets in respect of the following tax effected deductible temporary differences:

($000s)	December 31, 2024	December 31, 2023
Marketable securities	-	130
Loss carryforwards	390	1,712
Investment tax credits	1,481	1,481
Foreign tax credits	268	268
Mineral properties	842	351
Other	7,855	1,576

Schedule of Income Tax Attributes

As at December 31, 2024, the Company had the following income tax attributes to carry forward.

	($000s)	Expiry date
Canadian non-capital losses	199,007	2044
Canadian capital losses	2,574	Indefinite
Canadian tax basis of mineral interest	481,795	Indefinite

US non-capital losses	614	2044
US tax basis of mineral interest	31,019	Indefinite